Business Segments, Concentration of Credit Risk and Significant Customers (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Business Segments, Concentration of Credit Risk and Significant Customers
Schedule of revenue from licensing technologies and shipment of ICs to customers by geographical location:

The Company recognized revenue from shipment of product and licensing of its technologies to customers by geographical location as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
North America	$1,915	$937	$3,698	$2,905
Japan	384	398	755	1,103
Taiwan	123	209	463	581
Rest of world	31	29	133	68
Total net revenue	$2,453	$1,573	$5,049	$4,657

The Company recognized revenue from licensing of its technologies and shipment of ICs to customers in North America, Asia and Europe as follows (in thousands):

	Year Ended December 31,

	2016	2015	2014
North America	$3,816	$2,222	$1,485
Japan	1,303	667	1,961
Taiwan	804	1,396	1,894
Rest of world	101	105	40
Total net revenue	$6,024	$4,390	$5,380

Schedule of customers who accounted for at least 10% of total net revenue

Customers who accounted for at least 10% of total net revenue were:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
Customer A	43%	* %	44%	* %
Customer B	24%	41%	15%	47%
Customer C	15%	25%	15%	23%
Customer D	* %	13%	* %	12%

*Represents less than 10%

Customers who accounted for at least 10% of total net revenues were:

	Years Ended December 31,

	2016	2015	2014
Customer A	47%	34	*
Customer B	21%	12%	31%
Customer C	13%	31%	34%
Customer D	*	*	11%

*Represents percentage less than 10%.